Benefit Plans, Incentive and Bonus Plans (Details) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
	May 28, 2021	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Incentive and Bonus Plans [Abstract]
Number of awards (in shares) | shares		291
Weighted average strike price (in dollars per share) | $ / shares		$ 44.37
Reverse stock split ratio	0.2
401(k) Plan [Member]
Incentive and Bonus Plans [Abstract]
Employer matching contribution, first match		100.00%
Aggregate salary contribution matched by employer, first match		3.00%
Employer matching contribution, next matched		50.00%
Aggregate salary contribution matched by employer, next match		3.00%
Profit sharing contribution		$ 0.0	$ 0.0	$ 0.0
Expense related to 401(k) plan		1.3	1.2	1.2
Executive Incentive Plan [Member]
Incentive and Bonus Plans [Abstract]
Expense for officers and executive incentive plan		$ 3.2	$ 3.3	$ 2.9